Contingent Liabilities (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Litigation settlement expense		$ 2,200				$ 2,300	$ 0	$ 0
Notification costs and other estimated expenses		100
Receivables balance decline	$ 22,500			$ 22,500
Provision for loss reimbursement on sold loans	20		$ 50	70	$ 30	30	(59)	$ (466)
Reserve for loss reimbursement on sold mortgage loans	$ 600	$ 600		$ 600		$ 600	$ 500